Payments, by Project - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Royalties	Fees	Dividends	Infrastructure	Total Payments
Fortuna Mining Corp. | Caylloma
Total	$ 18,686,251	$ 262,900	$ 826,281			$ 19,775,433
Goldrock Mines Corp. | Lindero
Total	2,607,341	10,362,436	763,489			13,733,266
Fortuna Silver Holdings (Mexico) Inc. | San Jose Mine
Total		725,733				725,733
Roxgold Inc. | Seguela Mine
Total	89,756,094	52,839,512	336,298	$ 15,238,933	$ 862,486	159,033,322
Roxgold Inc. | Yaramoko Mine
Total	$ 31,528,031	$ 17,786,403	$ 50,479	$ 15,457,129		$ 64,822,042